Stock-Based Compensation - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended		36 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock capital shares reserved for future issuance	179,191,290		173,604,291	100,990,436	173,604,291
Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of stock options granted				$ 0.33
Share-based compensation arrangement by Share based payment award shares issued in period				780,500
Share-based compensation arrangement by Share based payment award shares issued in period value				$ 258
Share based compensation arrangement By share based payment award shares issued in period value for prior periods				172
Share based compensation arrangement By share based payment award shares issued in period value for current periods				$ 86
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock capital shares reserved for future issuance	26,490,587		22,538,570	19,701,693	22,538,570
Intrinsic value of options exercised	$ 1,181		$ 79
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock capital shares reserved for future issuance	61,839		37,465	27,842	37,465
Vested in Period, Fair Value	$ 22	$ 11
Two Thousand And Twelve Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock capital shares reserved for future issuance	30,555,461		30,555,461	21,576,227	30,555,461
Share based compensation arrangement by share based payment award number of shares available for granted	3,395,767		7,592,252	1,623,363	7,592,252
Share based compensation arrangement by Share based payment award purchase price of fair market value Common Stock Percent	100.00%		100.00%
Award expiration period	10 years		10 years
Two Thousand And Twelve Stock Incentive Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of stock options granted	$ 0.81	$ 0.40	$ 0.40	$ 0.21
Share based payment arrangement nonvested award option cost not yet recognized amount	$ 6,844		$ 4,606	$ 2,970	$ 4,606
Share based payment arrangement nonvested award cost not yet recognized period for recognition	3 years 1 month 6 days		3 years 6 months	3 years 4 months 24 days
Intrinsic value of options exercised			$ 79	$ 6
Two Thousand And Twelve Stock Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment arrangement nonvested award option cost not yet recognized amount	$ 45
Share based payment arrangement nonvested award cost not yet recognized period for recognition	2 years 4 months 24 days
Vested in Period, Fair Value			$ 11	$ 3	$ 31
Restricted stock awards granted					131,925
Two Thousand And Twelve Stock Incentive Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years		4 years
Two Thousand And Twelve Stock Incentive Plan [Member] | Minimum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					2 years
Two Thousand And Twelve Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	5 years		5 years
Two Thousand And Twelve Stock Incentive Plan [Member] | Maximum [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period					4 years